OPERATIONS OF TRAUMA HEALING CENTERS (Narrative) (Details) $ / shares in Units, $ in Thousands	2 Months Ended
Oct. 16, 2018 CAD ($) $ / shares
Trauma Healing Centers [Member]
Operations Of Trauma Healing Centers [Line Items]
Proportion of ownership interest in subsidiary sold	100.00%
Fair value of consideration received	$ 1,141
Equity instruments held	$ 864,678
Vivo Cannabis Inc [Member]
Operations Of Trauma Healing Centers [Line Items]
Equity instruments held, share price | $ / shares	$ 1.32